Schedule of Provisions for (Benefits from) Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Expected income tax (benefit) at 21%	$ (1,200,467)	$ (1,239,160)
Non-deductible stock-based compensation	474,428	923,470
Non-deductible stock-based interest	94,853
Increase in deferred income tax assets valuation allowance	631,186	315,690
Provision for (benefit from) income taxes